As filed with the Securities and Exchange Commission on August 31, 2011
Securities Act File No. 333-46479
Investment Company File No. 811-08659

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 20	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 22	[X]
(Check appropriate box or boxes)

The Henssler Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

3735 Cherokee Street
Kennesaw, Georgia 30144
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 936-3863

Gene W. Henssler, Ph.D.
Henssler Asset Management, LLC
3735 Cherokee Street
Kennesaw, Georgia 30144
(Name and Address of Agent for Service)

Copy to: Reinaldo Pascual, Esq.
Paul Hastings LLP
600 Peachtree Street, N.E., Suite 2400
Atlanta, Georgia 30308

It is proposed that this filing will become effective: (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a) (1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (the “Registration Statement”) of The Henssler Funds, Inc. (the “Company”) hereby incorporates Parts A, B and C from the Registration Statement for The Henssler Equity Fund, a series of the Company, filed in Post-Effective Amendment No. 19 on August 29, 2011, pursuant to paragraph (b) of Rule 485 of the Securities Act of 1933, as amended.  This Post-Effective Amendment No. 20 to the Registration Statement is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 19 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Kennesaw and State of Georgia, on the 31st day of August, 2011.

THE HENSSLER FUNDS, INC.

By:	/s/ Gene W. Henssler
Gene W. Henssler, Ph.D.
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 20 to the Registration Statement has been signed below by the following persons in the capacities stated and on the dates indicated.

SIGNATURE	CAPACITY	DATE

/s/ Gene W. Henssler	Director and President	August 31, 2011
Gene W. Henssler, Ph.D.

*	Director and Treasurer	August 31, 2011
Patricia T. Henssler	(Principal Accounting Officer)

*	Director	August 31, 2011
David O’Brien

*	Director	August 31, 2011
Joseph Owen

*	Director	August 31, 2011
Robert E. Nickels

* By:	/s/ Gene W. Henssler
Gene W. Henssler, Ph.D.
Attorney-In-Fact, pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Scheme Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase